Accounting Change - Turnaround Expenses	12 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
Accounting Change - Turnaround Expenses
(3) Accounting Change - Turnaround Expenses

Effective January 1, 2019, the Company revised its accounting policy method for the costs of planned major maintenance activities (turnarounds) specific to the Petroleum Segment from being expensed as incurred (the direct expensing method) to the deferral method. Turnarounds are planned shutdowns of refinery processing units for significant overhaul and refurbishment. Under the deferral method, the costs of turnarounds are deferred and amortized on a straight-line basis over a four years-year period of time, which represents the estimated time until the next turnaround occurs. The new method of accounting for turnarounds is considered preferable as it is more consistent with the accounting policy of our peer companies and better reflects the economic substance of the benefits earned from turnaround expenditures. The consolidated balance sheet for the periods ended December 31, 2018 and 2017, the related consolidated statement of operations, statement of changes in equity and statement of cash flows for each of the three years in the period ended December 31, 2018 have been recast to reflect our new accounting policy. Turnaround costs, and related accumulated amortization, are included in the consolidated balance sheet as Other long-term assets. The amortization expense related to turnaround costs is included in depreciation and amortization in the consolidated statement of operations. CVR Partners will continue to follow the direct expensing method, therefore this change had no impact on CVR Partners’ financial information.

The following presents the financial statement line items impacted by the turnaround accounting change for each of the periods presented within these consolidated financial statements.

Effect of Turnaround Accounting Change on Consolidated Balance Sheet as of December 31, 2018 and 2017

	December 31, 2018			December 31, 2017
(in millions)	As Previously Reported	Effect of Turnaround Accounting Change	As Stated	As Previously Reported	Effect of Turnaround Accounting Change	As Stated
Property, plant and equipment, net of accumulated depreciation	$2,445	$(15)	$2,430	$2,588	$(15)	$2,573
Other long-term assets (1)	169	108	277	141	161	302
Total assets	$3,907	$93	$4,000	$3,807	$146	$3,953
Long-term liabilities:
Deferred income taxes (2)	$362	$18	$380	$386	$27	$413
Total long-term liabilities	1,543	18	1,561	1,559	27	1,586
Equity:
CVR stockholders’ equity:
Additional paid-in-capital	$1,473	$1	$1,474	$1,197	$—	$1,197
Retained deficit	(226)	39	(187)	(277)	69	(208)
Total CVR stockholders’ equity	$1,246	$40	$1,286	$919	$69	$988
Noncontrolling interest	622	35	657	785	50	835
Total equity	$1,868	$75	$1,943	$1,704	$119	$1,823
Total liabilities and equity	$3,907	$93	$4,000	$3,807	$146	$3,953

(1) This represents the capitalized turnaround asset recognized due to the turnaround policy change.
(2) This represents the increase in deferred tax liability due to the recognition of the capitalized turnaround asset.

Effect of Turnaround Accounting on Consolidated Statement of Operations and Consolidated Statement of Cash Flows for the Years Ended December 31, 2018, 2017 and 2016

	Year Ended December 31,
	2018			2017			2016
(in millions)	As Previously Reported	Effect of Turnaround Accounting Change	As Stated	As Previously Reported	Effect of Turnaround Accounting Change	As Stated	As Previously Reported	Effect of Turnaround Accounting Change	As Stated
Consolidated Statement of Operations
Direct operating expenses	$523	$(6)	$517	$598	$(82)	$516	$541	$(38)	$503
Depreciation and amortization	202	61	263	203	44	247	184	36	220
Income tax expense (benefit)	89	(10)	79	(217)	(3)	(220)	(20)	1	(19)
Net income	$411	$(45)	$366	$217	$41	$258	$9	$1	$10
Less: Net income attributable to noncontrolling interest	122	(15)	107	(18)	13	(5)	(16)	1	(15)
Net income attributable to CVR Energy stockholders	$289	$(30)	$259	$235	$28	$263	$25	$—	$25

Consolidated Statement of Cash Flows
Net cash provided by operating activities	$620	$8	$628	$168	$80	$248	$267	$70	$337
Net cash used by investing activities	$(100)	$(8)	$(108)	$(196)	$(80)	$(276)	$(201)	$(70)	$(271)